INTANGIBLE ASSETS - Movements (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill
Opening balance	R$ 79,866,241	R$ 79,980,581
Acquisition of Control Invested		1,266,650
Additions	449,060	288,876
Write-offs/Reversals	(71,462)
Casualties		(57,754)
Amortizations	(2,027,350)	(1,638,807)
Transfers to Assets Held for Sale	(51,804)	(1,675)
Transfers	8,588	28,370
Closing balance	78,173,273	79,866,241	R$ 79,980,581
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill
Opening balance	83,867,468	82,334,412
Closing balance	84,180,396	83,867,468	82,334,412
Accumulated Depreciation and Impairment
Disclosure of reconciliation of changes in intangible assets and goodwill
Opening balance	(4,001,227)	(2,353,831)
Closing balance	(6,007,123)	(4,001,227)	(2,353,831)
Impairment
Disclosure of reconciliation of changes in intangible assets and goodwill
Opening balance	(43,654)	(119,133)
Casualties		76,378
Transfers to Assets Held for Sale		460
Transfers	7,078	(1,359)
Closing balance	(36,576)	R$ (43,654)	R$ (119,133)
Concession Rights
Disclosure of reconciliation of changes in intangible assets and goodwill
Average depreciation rate per year (%)		2.42%	3.30%
Opening balance	78,691,708	R$ 79,115,473
Acquisition of Control Invested		1,188,150
Additions		938
Write-offs/Reversals	(17,358)
Casualties		(59,325)
Amortizations	(1,934,243)	(1,584,994)
Transfers to Assets Held for Sale	(35,533)
Transfers	14,273	31,466
Closing balance	76,718,847	78,691,708	R$ 79,115,473
Concession Rights | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill
Opening balance	81,960,541	80,725,923
Closing balance	81,916,771	81,960,541	80,725,923
Concession Rights | Accumulated Depreciation and Impairment
Disclosure of reconciliation of changes in intangible assets and goodwill
Opening balance	(3,268,833)	(1,610,450)
Closing balance	(5,197,924)	R$ (3,268,833)	R$ (1,610,450)
Software
Disclosure of reconciliation of changes in intangible assets and goodwill
Average depreciation rate per year (%)		6.54%	20.00%
Opening balance	269,993	R$ 112,533
Acquisition of Control Invested		231
Additions	3,601	1,225
Write-offs/Reversals	(52,073)
Casualties		(618)
Amortizations	(49,655)	(17,733)
Transfers to Assets Held for Sale		(295)
Transfers	348,144	174,650
Closing balance	520,010	269,993	R$ 112,533
Software | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill
Opening balance	633,504	473,331
Closing balance	929,008	633,504	473,331
Software | Accumulated Depreciation and Impairment
Disclosure of reconciliation of changes in intangible assets and goodwill
Opening balance	(363,511)	(360,798)
Closing balance	(408,998)	R$ (363,511)	R$ (360,798)
Use of the public property
Disclosure of reconciliation of changes in intangible assets and goodwill
Average depreciation rate per year (%)		2.36%	3.30%
Opening balance	215,349	R$ 217,804
Acquisition of Control Invested		4,635
Additions	208	995
Amortizations	(7,938)	(8,085)
Transfers to Assets Held for Sale	(10,770)
Transfers	415
Closing balance	197,264	215,349	R$ 217,804
Use of the public property | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill
Opening balance	314,044	306,888
Closing balance	298,841	314,044	306,888
Use of the public property | Accumulated Depreciation and Impairment
Disclosure of reconciliation of changes in intangible assets and goodwill
Opening balance	(98,695)	(89,084)
Closing balance	(101,577)	(98,695)	(89,084)
Intangible assets in progress
Disclosure of reconciliation of changes in intangible assets and goodwill
Opening balance	562,560	505,533
Acquisition of Control Invested		867
Additions	391,046	233,689
Write-offs/Reversals	(1,232)
Casualties		(179)
Transfers to Assets Held for Sale		(2,173)
Transfers	(342,468)	(175,177)
Closing balance	609,906	562,560	505,533
Intangible assets in progress | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill
Opening balance	562,560	505,533
Closing balance	609,906	R$ 562,560	R$ 505,533
Others
Disclosure of reconciliation of changes in intangible assets and goodwill
Average depreciation rate per year (%)		1.03%	3.40%
Opening balance	170,285	R$ 148,371
Acquisition of Control Invested		72,767
Additions	54,205	52,029
Write-offs/Reversals	(799)
Casualties		(74,010)
Amortizations	(35,514)	(27,995)
Transfers to Assets Held for Sale	(5,501)	333
Transfers	(18,854)	(1,210)
Closing balance	163,822	170,285	R$ 148,371
Others | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill
Opening balance	396,819	322,737
Closing balance	425,870	396,819	322,737
Others | Accumulated Depreciation and Impairment
Disclosure of reconciliation of changes in intangible assets and goodwill
Opening balance	(226,534)	(174,366)
Closing balance	R$ (262,048)	R$ (226,534)	R$ (174,366)